                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 2002
                                              --------------

Check here if Amendment [ ]             Amendment Number:
                                                         ----------
   This Amendment (Check only one): [ ]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          --------------------------
Address:  1 Lafayette Place
          --------------------------
          Greenwich, CT 06830
          --------------------------

Form 13F File Number:    28-2610
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -------------------------------------
Title:    Vice President of General Partner
          -------------------------------------
Phone:    (203) 861-4600
          -------------------------------------

Signature, Place, and Date of Signing:

            /s/ E. J. Bird          Greenwich, CT                 May 14, 2002
         --------------------       -----------------------      ---------------
             (Signature)                (City, State)                (Date)

Report Type (Check only one):

   [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     12
Form 13F Information Table Value Total:            $ 3,300,715
                                                ( in thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                                     Page 1 of 1


                           FORM 13F INFORMATION TABLE


    COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7               COLUMN 8
------------------  ---------  -----------  --------  --------------------  ----------  --------  ----------------------------------
                                              FAIR
                                             MARKET
                                             VALUE
                     TITLE OF     CUSIP     --------   SHRS OR   SH/  PUT/  INVESTMENT   OTHER             VOTING AUTHORITY
  NAME OF ISSUER      CLASS      NUMBER     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   (a)SOLE     (b)SHARED    (c)NONE
------------------   --------  -----------  --------  ---------  ---  ----  ----------  --------  ----------  -----------  ---------
Autozone Inc.         Common   053332-10-2  769,743   11,180,001  SH        DEFINED               11,180,001
Autozone Inc.         Common   053332-10-2  987,908   14,348,699  SH          SOLE                14,348,699
AutoNation, Inc.      Common   05329W-10-2  367,004   26,365,228  SH        DEFINED               26,365,228
AutoNation, Inc.      Common   05329W-10-2  701,193   50,373,072  SH          SOLE                50,373,072
ANC Rental Corp       Common   001813-10-4      275      785,396  SH        DEFINED                  785,396
ANC Rental Corp       Common   001813-10-4    1,305    3,728,220  SH          SOLE                 3,728,220
Deluxe Corp.          Common   248019-10-1   43,049      930,596  SH        DEFINED                  930,596
Deluxe Corp.          Common   248019-10-1  207,231    4,479,704  SH          SOLE                 4,479,704
Footstar Inc.         Common   344912-10-0   15,511      508,720  SH        DEFINED                  508,720
Footstar Inc.         Common   344912-10-0   74,663    2,448,780  SH          SOLE                 2,448,780
Payless ShoeSource
  Inc.                Common   704379-10-6   21,865      358,156  SH        DEFINED                  358,156
Payless ShoeSource
  Inc.                Common   704379-10-6  110,967    1,817,644  SH          SOLE                 1,817,644

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.